Annual Total Returns - Fidelity Advisor Freedom® 2020 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2020 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(4.69%)
Annual Return 2019	18.91%
Annual Return 2020	13.52%